Equipment and Property (Tables)	12 Months Ended
Dec. 31, 2013
Equipment and Property
Equipment and Property

			Net Book Value
	Cost $	Accumulated Amortization $	December 31, 2013 $	December 31, 2012 $

Equipment	47,861	37,947	9,914	15,135